Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt
Debt of the Company consisted of the following:

	September 26,	December 31,
	2021	2020
First lien note	$539,202	$541,969
Second lien note	45,000	145,000
Other	4,320	4,701
Less unamortized debt issuance costs	(12,600)	(16,684)

	575,922	674,986
Less current portion of long-term debt	(5,528)	(5,528)

	$570,394	$669,458

Debt of the Company consisted of the following:

	2020	2019
Revolver	$—	$20,500
First lien note	541,969	376,200
Second lien note	145,000	145,000
Other	4,701	—
Less unamortized debt issuance costs	(16,684)	(15,065)

	674,986	526,635
Less current portion of long-term debt	(5,528)	(3,800)

	$669,458	$522,835

Future maturities of long-term debt and amortization of debt issuance cost
Future maturities of long-term debt and amortization of debt issuance costs as of September 26, 2021 are as follows:

	Debt	Debt Issuance Costs
2021 (remaining three months)	$2,765	$703
2022	5,528	2,899
2023	5,528	3,019
2024	5,528	3,148
2025	519,853	2,746
Thereafter	49,320	85

	$588,522	$12,600

Future maturities of long-term debt and amortization of debt issuance costs for the years following December 31, 2020 are as follows:

	Debt	Debt Issuance Costs
2021	$5,528	$3,911
2022	5,528	3,618
2023	5,528	3,344
2024	5,528	3,092
2025	519,857	2,450
Thereafter	149,701	269

	$691,670	$16,684